Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund
September 29, 2014
Prospectus

The following information supplements information for Fidelity Small Cap Value Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 10.

FMR expects that Mr. Janssen will assume the role of lead portfolio manager on or about January 1, 2015, with Mr. Myers assuming the role of co-manager, and that Mr. Janssen will become sole portfolio manager on or about January 1, 2016.

SCP-SCV-14-02  November 3, 2014
1.808094.119

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Class A, Class T, Class B, and Class C
September 29, 2014
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

FMR expects that Mr. Janssen will assume the role of lead portfolio manager on or about January 1, 2015, with Mr. Myers assuming the role of co-manager, and that Mr. Janssen will become sole portfolio manager on or about January 1, 2016.

ASCV-14-02  November 3, 2014
1.808271.123

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Institutional Class
September 29, 2014
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

FMR expects that Mr. Janssen will assume the role of lead portfolio manager on or about January 1, 2015, with Mr. Myers assuming the role of co-manager, and that Mr. Janssen will become sole portfolio manager on or about January 1, 2016.

ASCVI-14-02  November 3, 2014
1.808273.121